Employee-Benefits	12 Months Ended
Dec. 31, 2016
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Employee Benefits

9. Employee Benefits

Employee 401(k) Plan

The Company has a defined contribution 401(k) plan for employees who are at least 18 years of age. Employees are eligible to participate in the plan beginning on the first day of the calendar quarter following their date of hire. Under the terms of the plan, employees may make voluntary contributions as a percent of compensation. The Company does not provide a matching contribution program.

Nonqualified Deferred Compensation Plan

On June 16, 2014, the Company’s Board of Directors adopted and approved the Tandem Diabetes Care, Inc. Deferred Compensation Plan (the “Plan”). The Plan is a nonqualified deferred compensation program sponsored by the Company to provide its non-employee directors and certain of its management employees designated by the Board (or a committee appointed by the Board to administer the Plan) the opportunity to defer compensation under the Plan. The effective date for the Plan for the first year was July 1, 2014, and thereafter the plan year will be from January 1 to December 31.

There is no limit to the amount that a participant may defer under the Plan whether in a particular plan year or in aggregate. At the discretion of the Board (or a committee appointed by the Board to administer the Plan), the Company may make additional contributions to be credited to the account of any or all participants in the Plan. All contributions by the participant, and any contributions that may be made by the Company, will be immediately fully vested. As of December 31, 2016, the Company has not made any contributions.

Under the terms of the Plan, the Company has established a Rabbi Trust for the purpose of reserving any benefits that may become payable under the Plan. Distributions from the Plan will be governed by the Code and the terms of the Plan. Company assets designated to pay benefits under the plan are held by a Rabbi Trust and are subject to the general creditors of the Company. The amounts deferred are invested in assets at the direction of the employee.

The assets and liabilities of the Rabbi Trust are recorded at fair value and are accounted for as assets and liabilities of the Company. As of December 31, 2016 and 2015, the Company held deferred compensation plan assets of $378,000 and $222,000 in short-term investments on its balance sheets. The assets were invested in mutual funds. The fair market value of the assets held in the Deferred Compensation Plan was based on unadjusted quoted prices in active markets. The Company carried a corresponding deferred compensation liability in other long-term liabilities on its balance sheet of $378,000 and $222,000 as of December 31, 2016 and December 31, 2015, respectively.